FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES
Research and development	$ (4,001,438)	$ (923,664)	$ (1,486,978)
Total operating expenses	(14,978,848)	(11,325,195)	(11,228,385)
Income from operations	65,449,670	26,224,690	32,034,956
Interest income	407,996	493,995	324,118
Exchange gain	(7,422)	640,678	(55,792)
Income tax expense	(7,358,089)	(1,137,821)
Net income attributable to Daqo New Energy Corp. ordinary shareholders	43,493,756	12,956,889	16,649,176
Other comprehensive (loss) income:
Comprehensive income attributable to Daqo New Energy Corp. shareholders	25,991,623	1,700,019	12,987,163
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(3,175,482)	(4,142,634)	(2,738,085)
Research and development			(12,310)
Total operating expenses	(3,175,482)	(4,142,634)	(2,750,395)
Income from operations	(3,175,482)	(4,142,634)	(2,750,395)
Interest income		1,641	8,144
Exchange gain		118,679
Income tax expense		(108,992)
Other income
NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(3,175,482)	(4,131,306)	(2,742,251)
Equity in earnings of subsidiaries	46,669,238	17,088,195	19,391,427
Net income attributable to Daqo New Energy Corp. ordinary shareholders	43,493,756	12,956,889	16,649,176
Other comprehensive (loss) income:
Foreign currency translation adjustments	(17,502,133)	(11,256,870)	(3,662,013)
Total other comprehensive loss	(17,502,133)	(11,256,870)	(3,662,013)
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 25,991,623	$ 1,700,019	$ 12,987,163